SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Total	$ 5,021	$ 4,145